Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 266	¥ (35)
Net actuarial loss	(12,912)	(17,119)
Net transition obligation	0	0
Total recognized in accumulated other comprehensive loss, pre-tax	(12,646)	(17,154)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	746	1,277
Net actuarial loss	(1,432)	(15,344)
Net transition obligation	3	1
Total recognized in accumulated other comprehensive loss, pre-tax	¥ (683)	¥ (14,066)